Marketable Securities (Tables)	12 Months Ended
May 31, 2016
Investments Debt And Equity Securities [Abstract]
Summary of Marketable Securities by Asset Type

The following tables summarize marketable securities held at May 31, 2016 and 2015 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2016
Equity securities:
Stocks - foreign	$5,051	$439	$(247)	$5,243
Stocks - domestic	27,717	3,831	(911)	30,637
Mutual funds - foreign	35,903	802	(4,357)	32,348
Mutual funds - domestic	60,354	99	(4,587)	55,866
Total equity securities	129,025	5,171	(10,102)	124,094
Fixed maturity:
U.S. treasury and other government	21,704	214	(80)	21,838
Corporate bonds	887	137	-	1,024
Total fixed maturity securities	22,591	351	(80)	22,862
Total	$151,616	$5,522	$(10,182)	$146,956

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2015
Equity securities:
Stocks - foreign	$3,722	$339	$(85)	$3,976
Stocks - domestic	34,368	5,649	(559)	39,458
Mutual funds - foreign	32,657	2,114	(230)	34,541
Mutual funds - domestic	56,442	228	(2,779)	53,891
Total equity securities	127,189	8,330	(3,653)	131,866
Fixed maturity:
U.S. treasury and other government	21,340	171	(162)	21,349
Corporate bonds	1,218	171	-	1,389
Foreign bonds	36	2	-	38
Mortgage-backed securities	81	47	-	128
Total fixed maturity securities	22,675	391	(162)	22,904
Total	$149,864	$8,721	$(3,815)	$154,770

Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income (Loss), Aggregated by Length of Time Investments

Summarized below are the securities we held at May 31, 2016 and May 31, 2015 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2016		May 31, 2015
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$89,360	$(10,182)	$58,978	$(3,815)
Unrealized losses with a loss position for less than 12 months	41,762	(4,856)	32,693	(1,441)
Unrealized losses with a loss position for more than 12 months	47,598	(5,326)	26,285	(2,374)

Net Carrying Values of Debt Securities by Contractual Maturity

The net carrying values of debt securities at May 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$5,155	$5,160
One year through five years	13,040	13,079
Six years through ten years	3,224	3,293
After ten years	1,172	1,330
	$22,591	$22,862